Principal activities and organization (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets	$ 37,306,977		¥ 209,164,857,000	¥ 184,054,966,000	¥ 259,723,704,000
Total liabilities	22,853,210		132,336,713,000	131,666,263,000	159,099,473,000
Total net revenues	82,864,846	¥ 576,888,484,000	462,019,759,000	362,331,754,000
Net income/(loss)	1,707,904	11,890,092,000	(2,800,550,000)	(11,718,000)
Net cash provided by/(used in) operating activities	3,559,600	24,781,220,000	20,881,422,000	26,856,727,000
Net cash used in investing activities	(3,641,208)	(25,349,357,000)	(26,078,992,000)	(39,815,291,000)
Net cash provided by financing activities	369,512	2,572,467,000	11,219,928,000	19,234,985,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash	346,206	2,410,221,000	7,703,521,000	5,634,887,000
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries	$ 12,160,627		60,866,860,000	52,388,703,000	84,659,847,000	¥ 34,162,862,000
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets			23,878,253,000	19,281,227,000	38,749,631,000
Total liabilities			26,717,946,000	19,547,831,000	43,734,593,000
Total net revenues		59,306,001,000	37,561,128,000	15,926,297,000
Net income/(loss)		(2,268,090,000)	(2,646,122,000)	(115,318,000)
Net cash provided by/(used in) operating activities		953,673,000	(1,144,849,000)	1,188,220,000
Net cash used in investing activities		(6,450,150,000)	(7,596,181,000)	(10,117,516,000)
Net cash provided by financing activities		5,542,926,000	8,902,074,000	9,626,497,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash		46,449,000	161,044,000	697,201,000
Cash, cash equivalents, and restricted cash at beginning of the year		880,204,000	719,160,000	21,959,000
Cash, cash equivalents, and restricted cash at end of the year		¥ 926,653,000	880,204,000	719,160,000
Asset in the Group's VIEs and VIEs' subsidiaries that can be used only to settle their obligations except for registered capitals					0
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs					1,090,876,000
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries			¥ 2,839,693,000	¥ 266,604,000	¥ 4,984,962,000